SIGNIFICANT ACCOUNTING POLICIES: (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Anti-dilutive shares	1,244,731	1,251,378